STOCK OPTIONS AND WARRANTS (Details 2)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 02, 2020	Jul. 07, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rates			4.28%
Expected life (in years)			3 years		5 years
Expected volatility			194.40%	307.00%
Dividend yield			0.00%	0.00%	0.00%
Dividend Yield				0.00%	0.00%
Risk-free Interest Rates	110.00%	10.00%
Expected Life (in Years)			2 years 8 months 12 days	3 years 5 months 4 days
Minimum [Member]
Risk-free interest rates				4.42%	3.04%
Expected life (in years)				5 years
Expected volatility					173.00%
Risk-free Interest Rates				3.76%	1.15%
Expected Life (in Years)				3 months 21 days	2 years 6 months
Expected Volatility				122.00%	132.00%
Maximum [Member]
Risk-free interest rates				4.70%	3.71%
Expected life (in years)				10 years
Expected volatility					175.00%
Risk-free Interest Rates				4.95%	4.12%
Expected Life (in Years)				5 years	4 years
Expected Volatility				175.00%	195.00%